Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 240,692,157	$ 219,041,170
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,645,498	13,386,838
Level One
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	229,046,660	205,654,332
Level Two
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level Three
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
ESAB Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	669,806	742,802
ESAB Corporation common stock | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
ESAB Corporation common stock | Level One
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	669,806	742,802
ESAB Corporation common stock | Level Two
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
ESAB Corporation common stock | Level Three
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	228,376,853	204,911,530
Mutual funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual funds | Level One
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	228,376,853	204,911,530
Mutual funds | Level Two
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual funds | Level Three
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common collective trust fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,645,498	13,386,838
Common collective trust fund | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,645,498	13,386,838
Common collective trust fund | Level One
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common collective trust fund | Level Two
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common collective trust fund | Level Three
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0